Federated Hermes Prime Cash Obligations Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Advisor Shares [Member] | Federated Hermes Prime Cash Obligations Fund | AVR
Prospectus [Line Items]
Annual Return [Percent]	5.30%	5.20%	1.65%	0.01%	0.55%